SHAREHOLDERS’ EQUITY	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE－12 SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company was established under the laws of Cayman Islands on March 27, 2023 with authorized share of 500,000,000 ordinary shares of par value $0.001 each. On January 8, 2024, for purposes of recapitalization in anticipation of the initial public offering, the Company’s shareholders passed resolutions to effect a 1:4 share sub-division (a “forward stock split”) and to change the Company’s authorized share capital to $500,000 divided into 2,000,000,000 ordinary shares, of a par value of $0.00025 each. Concurrently, Xiaoyan Liao surrendered 3,298,095 ordinary shares, Chun Seong Ng surrendered 936,869 ordinary shares, Teck Shen Tang surrendered 278,250 ordinary shares, Ease Joy surrendered 250,425 ordinary shares, Novel Challenge surrendered 250,425 ordinary shares, Ace Champion surrendered 275,468 ordinary shares and Falcon Summit surrendered 275,468 ordinary shares to the Company, respectively.

The holders of the Company’s ordinary share are entitled to the following rights:

Voting Rights: Each share of the Company’s ordinary share entitles its holder to one vote per share on all matters to be voted or consented upon by the stockholders. Holders of the Company’s ordinary shares are not entitled to cumulative voting rights with respect to the election of directors.

Dividend Right: Subject to limitations under Cayman law and preferences that may apply to preferred shares that the Company may decide to issue in the future, holders of the Company’s ordinary share are entitled to receive ratably such dividends or other distributions, if any, as may be declared by the Board of the Company out of funds legally available therefor.

Liquidation Right: In the event of the liquidation, dissolution or winding up of our business, the holders of the Company’s ordinary share are entitled to share ratably in the assets available for distribution after the payment of all of the debts and other liabilities of the Company, subject to the prior rights of the holders of the Company’s preferred stock.

Other Matters: The holders of the Company’s ordinary share have no subscription, redemption or conversion privileges. The Company’s ordinary share does not entitle its holders to preemptive rights. All of the outstanding shares of the Company’s ordinary share are fully paid and non-assessable. The rights, preferences and privileges of the holders of the Company’s ordinary share are subject to the rights of the holders of shares of any series of preferred stock which the Company December issue in the future.